Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	€ 49	€ 47	€ 37
Post-employment benefits	7	4	7
Other long-term benefits	13	35	17
Termination benefits	6	0	0
Share-based payment	30	15	18
Total	€ 105	€ 101	€ 79